Eagle Mutual Funds SUMMARY OF INTERNATIONAL EQUITY FUND | 3.1.2011
Investment objective
The Eagle International Equity Fund ("International Equity Fund" or the "fund") seeks capital appreciation principally through investment in a portfolio of international equity securities.
Fees and expenses

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle International Equity Fund	Class A		Class C	Class I	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses Eagle International Equity Fund		Class A	Class C	Class I	Class R-3	Class R-5
Investment Advisory Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		0.94%	0.94%	0.71%	1.83%	0.93%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[2]	2.08%	2.83%	1.60%	3.22%	1.82%
Fee Waivers and Expense Reimbursements		(0.30%)	(0.30%)	(0.41%)	(1.44%)	(0.64%)
Net Expenses		1.78%	2.53%	1.19%	1.78%	1.18%
[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.75%, Class C - 2.55%, Class I – 1.15%, Class R-3 - 1.75%, and Class R-5 - 1.15%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eagle International Equity Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	644	1,066	1,512	2,736
Class C	256	849	1,467	3,126
Class I	117	461	828	1,851
Class R-3	178	855	1,556	3,412
Class R-5	117	507	923	2,072

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 133% of the average value of its portfolio.

Principal investment strategies

During normal market conditions, the International Equity Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of foreign issuers and depository receipts representing the securities of foreign issuers. The fund invests primarily in equity securities of foreign companies that the portfolio managers believe have the potential to capitalize on worldwide growth trends and global changes. The fund may invest in securities traded on any securities market in the world. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund also may invest in exchange-traded index funds based on foreign indices, as well as precious metal-related instruments in the form of equities and asset-backed securities.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets. The fund also may: (1) invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed; (2) invest in foreign currency and purchase and sell forward foreign currency contracts and futures contracts to improve its returns or protect its assets; and/or (3) reduce foreign currency risk by hedging some or all of the fund's foreign currency exposure back into the U.S. dollar. When purchasing securities in developed markets, the fund's portfolio managers focus on individual companies instead of the economy as a whole. However, when purchasing securities in emerging markets, the fund's portfolio managers focus on the significance of macro-economic factors.

Principal risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•	Derivative risk is the risk that the strategy used in purchasing futures contracts, forward foreign currency contract and options on futures may not succeed;

•

Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions, custodial arrangements or foreign law changes;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund's investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•

Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous price or time.

•	Market timing risk arises because a fund's value may be affected by market timing, especially in high-yield, small-cap and foreign securities;

•

Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Precious metal-related instruments can fluctuate due to economic cycles, the devaluation of currency, changes in inflation and interest rates and government regulation of metal sales.

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period:	Return	Quarter ended
Best Quarter	19.68%	June 30, 2009

Worst Quarter	(20.73)%	September 30, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle International Equity Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	Dec 27, 1995	2.01%	0.85%	2.01%
Class A Return After Taxes on Distributions	Dec 27, 1995	1.65%	(0.09%)	1.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Dec 27, 1995	1.78%	0.57%	1.54%
Class C	Dec 27, 1995	6.25%	1.04%	1.73%
Class I	Feb 9, 2009	7.70%			21.10%
Class R-3	Dec 28, 2009	7.07%			6.61%
Class R-5	Dec 28, 2009	7.70%			7.25%
MSCI ACWI-ex US (Lifetime period is measured from the inception date of Class I shares) Index (reflects no deduction for fees, expenses or taxes)		11.15%	4.82%	5.54%	30.50%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Mutual Funds SUMMARY OF INVESTMENT GRADE BOND FUND | 3.1.2011
Investment objective
The Eagle Investment Grade Bond Fund ("Investment Grade Bond Fund" or the "fund") seeks current income and preservation of capital.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Investment Grade Bond Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Investment Grade Bond Fund	Class A		Class C	Class I	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	3.75%		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses Eagle Investment Grade Bond Fund		Class A	Class C	Class I	Class R-3	Class R-5
Investment Advisory Fees		0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		0.93%	0.93%	1.81%	1.15%	4.62%
Total Annual Fund Operating Expenses	[1]	1.48%	2.23%	2.11%	1.95%	4.92%
Fee Waivers and Expenses		(0.63%)	(0.58%)	(1.51%)	(0.81%)	(4.32%)
Net Expenses		0.85%	1.65%	0.60%	1.14%	0.60%
[1]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/ or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 0.85%, Class C - 1.65%, Class I - 0.60%, Class R-3 - 1.15%, and Class R-5 -0.60%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The fund's Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eagle Investment Grade Bond Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	459	766	1,095	2,025
Class C	168	642	1,142	2,519
Class I	61	515	995	2,321
Class R-3	116	534	977	2,209
Class R-5	61	1,089	2,119	4,701

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual fund operating expenses or in the Expense example, affect the fund's performance. Since the fund's inception on March 1, 2010, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies

During normal market conditions, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. and foreign investment grade fixed income instruments of varying maturities. Investment grade is defined as securities rated [BBB-] or better by Standard & Poor's Rating Services or an equivalent rating by at least one other nationally recognized statistical rating organization or, for unrated securities, those that are determined to be of equivalent quality by the fund's Portfolio Managers. The average portfolio duration of the fund is expected to vary and may generally range anywhere from two to seven years based upon economic and market conditions. The fund's strategy is to actively allocate assets among market sectors. The fund expects to invest in a variety of fixed income securities including, but not limited to:

•	corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper;

•	bank certificates of deposit;

•	debt securities issued by states or local governments and their agencies;

•	obligations of non-U.S. Governments and their subdivisions, agencies and government sponsored enterprises;

•	obligations of international agencies or supranational entities (such as the European Union);

•	obligations issued or guaranteed by the U.S. Government and its agencies;

•	mortgage-backed securities and asset-backed securities;

•	commercial real estate securities; and

•	floating rate instruments.

In addition, the fund may invest a portion of its assets in lower-rated corporate bonds and other fixed income securities that focus on delivering high income.

Principal risks

The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund's net asset value ("NAV") may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory prospectus under "Additional Information on Investment Strategies" and "Additional Information on Risks."

•	Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates;

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Government Sponsored Enterprises ("GSE") (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs having variations in the level of support they receive from the U.S. Government and may not be backed by the full faith and credit of the U.S. Government;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•	Inflation risk is the risk that high rates of inflation or changes in the market's inflation expectations may adversely affect the market value of inflation-sensitive securities;

•

Interest rate risk is the risk that the value of a fund's investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•	Issuer and market risk is the risk that market conditions or other events that impact specific fixed-income issuers will have an adverse effect on the fund's yield;

•

Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous price or time;

•	Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal; and

•

Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF, the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations.

Performance

No performance information is presented for the fund because the fund has not been in existence for a full calendar year and, thus, the fund does not have performance history for a complete calendar year. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Eagle Mutual Funds SUMMARY OF LARGE CAP CORE FUND | 3.1.2011
Investment objective
The Eagle Large Cap Core Fund ("Large Cap Core Fund" or the "fund"), formerly known as the Core Equity Fund, seeks long-term growth through capital appreciation.
Fees and expenses

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Eagle Large Cap Core Fund	Class A		Class C	Class I	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets)
Annual Fund Operating Expenses Eagle Large Cap Core Fund		Class A	Class C	Class I	Class R-3	Class R-5
Investment Advisory Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		0.56%	0.64%	0.66%	1.29%	0.68%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.42%	2.25%	1.27%	2.40%	1.29%
Fee Waivers and Expense Reimbursements		(0.01%)	(0.04%)	(0.31%)	(0.74%)	(0.33%)
Net Expenses		1.41%	2.21%	0.96%	1.66%	0.96%
[1]	Acquired fund fees and expenses, which are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.40%, Class C - 2.20%, Class I - 0.95%, Class R-3 - 1.65%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eagle Large Cap Core Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	612	902	1,214	2,095
Class C	224	699	1,201	2,582
Class I	98	372	667	1,507
Class R-3	169	678	1,214	2,680
Class R-5	98	376	676	1,528

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies

During normal market conditions, the Large Cap Core Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large U.S. companies (i.e., typically having a market capitalization over  $3 billion at the time of investment). The fund will invest in securities that the portfolio managers believe are undervalued relative to their earnings growth prospects and have the potential for growth over the intermediate- and long-term. The fund also may invest in preferred stocks and convertible securities that the portfolio managers believe may permit the fund to achieve its investment objective.

In general, the fund's portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team's investment criteria.

Principal risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During performance period: Return Quarter ended Best Quarter 20.74% June 30, 2009 Worst Quarter (24.28%) December 31, 2008
The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle Large Cap Core Fund	Inception Date	1-yr	5-yr	Lifetime
Class A	May 2, 2005	5.54%	(0.15%)	0.29%
Class A Return After Taxes on Distributions	May 2, 2005	5.51%	(0.58%)	(0.09%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	May 2, 2005	3.64%	(0.29%)	0.10%
Class C	May 2, 2005	9.98%	0.01%	0.34%
Class I	Mar 3, 2006	11.33%		0.52%
Class R-3	Dec 28, 2009	10.54%		9.51%
Class R-5	Apr 2, 2007	11.32%		(1.91%)
S&P 500 Index (Lifetime period is measured from the inception date of Class A shares) Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	3.55%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Mutual Funds SUMMARY OF MID CAP GROWTH FUND | 3.1.2011
Investment objective
The Eagle Mid Cap Growth Fund ("Mid Cap Growth Fund" or the "fund") seeks long-term capital appreciation.
Fees and expenses

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Eagle Mid Cap Growth Fund Eagle Mid Cap Growth Fund	Class A		Class C	Class I	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses - Eagle Mid Cap Growth Fund Eagle Mid Cap Growth Fund		Class A	Class C	Class I	Class R-3	Class R-5
Investment Advisory Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		0.48%	0.50%	0.35%	0.51%	0.55%
Total Annual Fund Operating Expenses	[1]	1.33%	2.10%	0.95%	1.61%	1.15%
Fee Waivers and Expenses		none	none	none	none	(0.20%)
Net Expenses		1.33%	2.10%	0.95%	1.61%	0.95%
[1]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eagle Mid Cap Growth Fund Eagle Mid Cap Growth Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	604	876	1,169	2,000
Class C	213	658	1,129	2,431
Class I	97	303	525	1,166
Class R-3	164	508	876	1,911
Class R-5	97	346	614	1,380

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal investment strategies

During normal market conditions, the Mid Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. The fund's portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Growth Index during the most recent 12-month period. The Russell Midcap® Growth Index ranged from approximately  $140 million to  $22 billion during the 12-month period ended December 31, 2010.

The fund will invest primarily in the equity securities of companies that the portfolio managers believe have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price-to-earnings ratios. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. The portfolio managers generally do not emphasize investment in any particular investment sector or industry. The fund will generally sell when the stock has met the portfolio managers' target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund's net assets.

Principal risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period:	Return	Quarter ended

Best Quarter	36.81%	December 31, 2009

Worst Quarter	(25.72)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Eagle Mid Cap Growth Fund Eagle Mid Cap Growth Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	Aug 20, 1998	23.79%	7.53%	7.40%
Class A Return After Taxes on Distributions	Aug 20, 1998	23.79%	6.35%	6.66%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Aug 20, 1998	15.47%	6.04%	6.25%
Class C	Aug 20, 1998	29.01%	7.76%	7.11%
Class I	Jun 21, 2006	30.47%			10.30%
Class R-3	Jan 12, 2009	29.65%			36.57%
Class R-5	Dec 28, 2009	30.35%			28.76%
Russell Midcap Growth Index (Lifetime period is measured from the inception date of Class I shares) Index (reflects no deduction for fees, expenses or taxes)		26.38%	4.88%	3.12%	5.37%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Mutual Funds SUMMARY OF MID CAP STOCK FUND | 3.1.2011
Investment objective
The Eagle Mid Cap Stock Fund ("Mid Cap Stock Fund" or the "fund") seeks long-term capital appreciation.
Fees and expenses

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Eagle Mid Cap Stock Fund	Class A		Class C	Class I	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses - Eagle Mid Cap Stock Fund		Class A	Class C	Class I	Class R-3	Class R-5
Investment Advisory Fees		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		0.40%	0.38%	0.24%	0.36%	0.23%
Total Annual Fund Operating Expenses	[1]	1.20%	1.93%	0.79%	1.41%	0.78%
[1]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eagle Mid Cap Stock Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	591	838	1,103	1,860
Class C	196	606	1,042	2,254
Class I	81	252	439	978
Class R-3	144	446	771	1,691
Class R-5	80	249	433	966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 245% of the average value of its portfolio.

Principal investment strategies

During normal market conditions, the Mid Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-capitalization companies. The fund's portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Index during the most recent 12-month period. The Russell Midcap® Index ranged from approximately  $140 million to  $22 billion during the 12-month period ended December 31, 2010.

The fund will invest primarily in the stocks of companies that the portfolio managers believe may be rapidly developing their business franchises, services and products, and have above-average earnings, cash flow and/ or growth at a discount from their market value. The portfolio managers focus on common stocks of mid-capitalization companies that are believed to have sustainable advantages in their industries or sectors and fit within the portfolio management team's growth and valuation guidelines. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. The fund will sell securities when they no longer meet the portfolio managers' investment criteria.

Principal risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period:	Return	Quarter ended

Best Quarter	20.74%	June 30, 2001

Worst Quarter	(22.89)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Eagle Mid Cap Stock Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	Nov 6, 1997	14.68%	3.73%	6.42%
Class A Return After Taxes on Distributions	Nov 6, 1997	14.68%	2.68%	5.64%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Nov 6, 1997	9.54%	2.78%	5.30%
Class C	Nov 6, 1997	19.47%	3.96%	6.14%
Class I	Jun 6, 2006	20.86%			4.70%
Class R-3	Aug 10, 2006	20.12%			4.65%
Class R-5	Oct 2, 2006	20.88%			4.45%
S&P MidCap 400 Index (Lifetime period is measured from the inception date of Class I shares) Index (reflects no deduction for fees, expenses or taxes)		26.64%	5.73%	7.16%	5.60%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Mutual Funds SUMMARY OF SMALL CAP CORE VALUE FUND | 3.1.2011
Investment objective
The Eagle Small Cap Core Value Fund ("Small Cap Core Value Fund" or the "fund") seeks capital growth.
Fees and expenses

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Core Value Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Small Cap Core Value Fund	Class A		Class C	Class I	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses Eagle Small Cap Core Value Fund		Class A	Class C	Class I	Class R-3	Class R-5
Investment Advisory Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		0.82%	0.89%	0.96%	1.58%	1.36%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[2]	1.71%	2.53%	1.60%	2.72%	2.00%
Fee Waivers and Expense Reimbursements		(0.17%)	(0.19%)	(0.61%)	(0.97%)	(0.99%)
Net Expenses		1.54%	2.34%	0.99%	1.75%	1.01%
[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eagle Small Cap Core Value Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	624	972	1,344	2,385
Class C	237	769	1,328	2,851
Class I	101	445	813	1,849
Class R-3	178	752	1,353	2,980
Class R-5	103	532	986	2,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal investment strategies

During normal market conditions, the Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund's portfolio managers consider small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately  $5.5 billion during the 12-month period ended December 31, 2010).

The fund's portfolio managers use a core value approach to select the fund's investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. Factors that the portfolio managers look for in selecting investments include: (1) favorable expected returns relative to perceived risk; (2) management with demonstrated ability and commitment to the company; (3) above average potential for earnings and revenue growth; (4) low market valuations relative to forecasted earnings, book value, cash flow and sales; (5) turnaround potential for companies that have been through difficult periods; (6) low debt levels relative to total capitalization; and (7) strong industry fundamentals, such as increasing or sustainable demand and barriers to entry. The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal risks

The greatest risk of investing in this fund is that you could lose money.The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund's value may be affected by market timing, especially in small-cap securities;

•

Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During performance period:	Return	Quarter ended

Best Quarter	25.26%	June 30, 2009

Worst Quarter	(16.05)%	March 31, 2009

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle Small Cap Core Value Fund		Inception Date	1-yr	Lifetime
Class A		Nov 3, 2008	17.31%	20.56%
Class A Return After Taxes on Distributions		Nov 3, 2008	15.59%	19.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares		Nov 3, 2008	12.86%	17.18%
Class C		Nov 3, 2008	22.17%	22.34%
Class I		Mar 9, 2009	23.83%	60.21%
Class R-3		Dec 28, 2009	22.99%	21.35%
Class R-5		Dec 28, 2009	23.86%	22.20%
Russell 2000 Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)			26.85%	20.75%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	[1]		26.71%	24.25%
[1]	Effective January 1, 2011, the fund added a secondary performance benchmark index, the Russell 2500®.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Mutual Funds SUMMARY OF SMALL CAP GROWTH FUND | 3.1.2011
Investment objective
The Eagle Small Cap Growth Fund ("Small Cap Growth Fund" or the "fund") seeks long-term capital appreciation.
Fees and expenses

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Small Cap Growth Fund	Class A		Class C	Class I	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses Eagle Small Cap Growth Fund		Class A	Class C	Class I	Class R-3	Class R-5
Investment Advisory Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		0.46%	0.45%	0.26%	0.45%	0.28%
Total Annual Fund Operating Expenses	[1]	1.31%	2.05%	0.86%	1.55%	0.88%
[1]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eagle Small Cap Growth Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	602	870	1,159	1,979
Class C	208	643	1,103	2,379
Class I	88	274	477	1,061
Class R-3	158	490	845	1,845
Class R-5	90	281	488	1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal investment strategies

During normal market conditions, the Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. The fund's portfolio manager considers small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately  $5.5 billion during the 12-month period ended December 31, 2010).

When making its investment decisions, the portfolio manager generally focuses on investing in the securities of companies that the portfolio manager believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The fund will sell securities when they no longer meet the portfolio managers' investment criteria.

Principal risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund's value may be affected by market timing, especially in small-cap securities;

•	Small- and mid-cap company risk arises because small-and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period:	Return	Quarter ended
Best Quarter	20.45%	June 30, 2003

Worst Quarter	(27.14)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)

Average Annual Total Returns Eagle Small Cap Growth Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	May 7, 1993	28.66%	6.69%	7.65%
Class A Return After Taxes on Distributions	May 7, 1993	28.66%	5.88%	6.99%
Class A Return After Taxes on Distributions and Sale of Fund Shares	May 7, 1993	18.63%	5.61%	6.57%
Class C	Apr 3, 1995	34.16%	6.92%	7.36%
Class I	Jun 27, 2006	35.72%			8.80%
Class R-3	Sep 19, 2006	34.77%			6.96%
Class R-5	Oct 2, 2006	35.70%			7.76%
Russell 2000 Growth Index (Lifetime period is measured from the inception date of Class I shares) Index (reflects no deduction for fees, expenses or taxes)		29.09%	5.30%	3.78%	5.84%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	EAGLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000897111
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Eagle International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses	rr_NetExpensesOverAssets	1.78%
Year 1	rr_ExpenseExampleYear01	644
Year 3	rr_ExpenseExampleYear03	1,066
Year 5	rr_ExpenseExampleYear05	1,512
Year 10	rr_ExpenseExampleYear10	2,736
Annual Return 2001	rr_AnnualReturn2001	(25.25%)
Annual Return 2002	rr_AnnualReturn2002	(16.27%)
Annual Return 2003	rr_AnnualReturn2003	30.89%
Annual Return 2004	rr_AnnualReturn2004	21.40%
Annual Return 2005	rr_AnnualReturn2005	17.63%
Annual Return 2006	rr_AnnualReturn2006	29.31%
Annual Return 2007	rr_AnnualReturn2007	16.23%
Annual Return 2008	rr_AnnualReturn2008	(43.81%)
Annual Return 2009	rr_AnnualReturn2009	21.10%
Annual Return 2010	rr_AnnualReturn2010	7.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
1-yr	rr_AverageAnnualReturnYear01	2.01%
5-yr	rr_AverageAnnualReturnYear05	0.85%
10-yr	rr_AverageAnnualReturnYear10	2.01%
Eagle International Equity Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
1-yr	rr_AverageAnnualReturnYear01	1.65%
5-yr	rr_AverageAnnualReturnYear05	(0.09%)
10-yr	rr_AverageAnnualReturnYear10	1.28%
Eagle International Equity Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
1-yr	rr_AverageAnnualReturnYear01	1.78%
5-yr	rr_AverageAnnualReturnYear05	0.57%
10-yr	rr_AverageAnnualReturnYear10	1.54%
Eagle International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses	rr_NetExpensesOverAssets	2.53%
Year 1	rr_ExpenseExampleYear01	256
Year 3	rr_ExpenseExampleYear03	849
Year 5	rr_ExpenseExampleYear05	1,467
Year 10	rr_ExpenseExampleYear10	3,126
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
1-yr	rr_AverageAnnualReturnYear01	6.25%
5-yr	rr_AverageAnnualReturnYear05	1.04%
10-yr	rr_AverageAnnualReturnYear10	1.73%
Eagle International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Net Expenses	rr_NetExpensesOverAssets	1.19%
Year 1	rr_ExpenseExampleYear01	117
Year 3	rr_ExpenseExampleYear03	461
Year 5	rr_ExpenseExampleYear05	828
Year 10	rr_ExpenseExampleYear10	1,851
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 9, 2009
1-yr	rr_AverageAnnualReturnYear01	7.70%
Lifetime	rr_AverageAnnualReturnSinceInception	21.10%
Eagle International Equity Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.22%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)
Net Expenses	rr_NetExpensesOverAssets	1.78%
Year 1	rr_ExpenseExampleYear01	178
Year 3	rr_ExpenseExampleYear03	855
Year 5	rr_ExpenseExampleYear05	1,556
Year 10	rr_ExpenseExampleYear10	3,412
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2009
1-yr	rr_AverageAnnualReturnYear01	7.07%
Lifetime	rr_AverageAnnualReturnSinceInception	6.61%
Eagle International Equity Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)
Net Expenses	rr_NetExpensesOverAssets	1.18%
Year 1	rr_ExpenseExampleYear01	117
Year 3	rr_ExpenseExampleYear03	507
Year 5	rr_ExpenseExampleYear05	923
Year 10	rr_ExpenseExampleYear10	2,072
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2009
1-yr	rr_AverageAnnualReturnYear01	7.70%
Lifetime	rr_AverageAnnualReturnSinceInception	7.25%
Eagle International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF INTERNATIONAL EQUITY FUND | 3.1.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle International Equity Fund ("International Equity Fund" or the "fund") seeks capital appreciation principally through investment in a portfolio of international equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 133% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the International Equity Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of foreign issuers and depository receipts representing the securities of foreign issuers. The fund invests primarily in equity securities of foreign companies that the portfolio managers believe have the potential to capitalize on worldwide growth trends and global changes. The fund may invest in securities traded on any securities market in the world. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund also may invest in exchange-traded index funds based on foreign indices, as well as precious metal-related instruments in the form of equities and asset-backed securities.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets. The fund also may: (1) invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed; (2) invest in foreign currency and purchase and sell forward foreign currency contracts and futures contracts to improve its returns or protect its assets; and/or (3) reduce foreign currency risk by hedging some or all of the fund's foreign currency exposure back into the U.S. dollar. When purchasing securities in developed markets, the fund's portfolio managers focus on individual companies instead of the economy as a whole. However, when purchasing securities in emerging markets, the fund's portfolio managers focus on the significance of macro-economic factors.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•	Derivative risk is the risk that the strategy used in purchasing futures contracts, forward foreign currency contract and options on futures may not succeed;

•

Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions, custodial arrangements or foreign law changes;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•

Interest rate risk is the risk that the value of a fund's investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•

Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous price or time.

•	Market timing risk arises because a fund's value may be affected by market timing, especially in high-yield, small-cap and foreign securities;

•

Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Precious metal-related instruments can fluctuate due to economic cycles, the devaluation of currency, changes in inflation and interest rates and government regulation of metal sales.

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During 10 year period:	Return	Quarter ended
Best Quarter	19.68%	June 30, 2009

Worst Quarter	(20.73)%	September 30, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle International Equity Fund | MSCI ACWI-ex US (Lifetime period is measured from the inception date of Class I shares) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	11.15%
5-yr	rr_AverageAnnualReturnYear05	4.82%
10-yr	rr_AverageAnnualReturnYear10	5.54%
Lifetime	rr_AverageAnnualReturnSinceInception	30.50%
Eagle Investment Grade Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[5]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)
Net Expenses	rr_NetExpensesOverAssets	0.85%
Year 1	rr_ExpenseExampleYear01	459
Year 3	rr_ExpenseExampleYear03	766
Year 5	rr_ExpenseExampleYear05	1,095
Year 10	rr_ExpenseExampleYear10	2,025
Eagle Investment Grade Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[5]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Net Expenses	rr_NetExpensesOverAssets	1.65%
Year 1	rr_ExpenseExampleYear01	168
Year 3	rr_ExpenseExampleYear03	642
Year 5	rr_ExpenseExampleYear05	1,142
Year 10	rr_ExpenseExampleYear10	2,519
Eagle Investment Grade Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[5]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.51%)
Net Expenses	rr_NetExpensesOverAssets	0.60%
Year 1	rr_ExpenseExampleYear01	61
Year 3	rr_ExpenseExampleYear03	515
Year 5	rr_ExpenseExampleYear05	995
Year 10	rr_ExpenseExampleYear10	2,321
Eagle Investment Grade Bond Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[5]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Net Expenses	rr_NetExpensesOverAssets	1.14%
Year 1	rr_ExpenseExampleYear01	116
Year 3	rr_ExpenseExampleYear03	534
Year 5	rr_ExpenseExampleYear05	977
Year 10	rr_ExpenseExampleYear10	2,209
Eagle Investment Grade Bond Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.92%	[5]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.32%)
Net Expenses	rr_NetExpensesOverAssets	0.60%
Year 1	rr_ExpenseExampleYear01	61
Year 3	rr_ExpenseExampleYear03	1,089
Year 5	rr_ExpenseExampleYear05	2,119
Year 10	rr_ExpenseExampleYear10	4,701
Eagle Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF INVESTMENT GRADE BOND FUND | 3.1.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Investment Grade Bond Fund ("Investment Grade Bond Fund" or the "fund") seeks current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Investment Grade Bond Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual fund operating expenses or in the Expense example, affect the fund's performance. Since the fund's inception on March 1, 2010, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. and foreign investment grade fixed income instruments of varying maturities. Investment grade is defined as securities rated [BBB-] or better by Standard & Poor's Rating Services or an equivalent rating by at least one other nationally recognized statistical rating organization or, for unrated securities, those that are determined to be of equivalent quality by the fund's Portfolio Managers. The average portfolio duration of the fund is expected to vary and may generally range anywhere from two to seven years based upon economic and market conditions. The fund's strategy is to actively allocate assets among market sectors. The fund expects to invest in a variety of fixed income securities including, but not limited to:

•	corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper;

•	bank certificates of deposit;

•	debt securities issued by states or local governments and their agencies;

•	obligations of non-U.S. Governments and their subdivisions, agencies and government sponsored enterprises;

•	obligations of international agencies or supranational entities (such as the European Union);

•	obligations issued or guaranteed by the U.S. Government and its agencies;

•	mortgage-backed securities and asset-backed securities;

•	commercial real estate securities; and

•	floating rate instruments.

In addition, the fund may invest a portion of its assets in lower-rated corporate bonds and other fixed income securities that focus on delivering high income.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund's net asset value ("NAV") may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory prospectus under "Additional Information on Investment Strategies" and "Additional Information on Risks."

•	Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates;

•	Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;

•	Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

•

Government Sponsored Enterprises ("GSE") (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs having variations in the level of support they receive from the U.S. Government and may not be backed by the full faith and credit of the U.S. Government;

•	High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;

•	Inflation risk is the risk that high rates of inflation or changes in the market's inflation expectations may adversely affect the market value of inflation-sensitive securities;

•

Interest rate risk is the risk that the value of a fund's investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

•	Issuer and market risk is the risk that market conditions or other events that impact specific fixed-income issuers will have an adverse effect on the fund's yield;

•

Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous price or time;

•	Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal; and

•

Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF, the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is presented for the fund because the fund has not been in existence for a full calendar year and, thus, the fund does not have performance history for a complete calendar year. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for the fund because the fund has not been in existence for a full calendar year and, thus, the fund does not have performance history for a complete calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Eagle Large Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[8]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses	rr_NetExpensesOverAssets	1.41%
Year 1	rr_ExpenseExampleYear01	612
Year 3	rr_ExpenseExampleYear03	902
Year 5	rr_ExpenseExampleYear05	1,214
Year 10	rr_ExpenseExampleYear10	2,095
Annual Return 2006	rr_AnnualReturn2006	15.75%
Annual Return 2007	rr_AnnualReturn2007	0.63%
Annual Return 2008	rr_AnnualReturn2008	(39.23%)
Annual Return 2009	rr_AnnualReturn2009	32.88%
Annual Return 2010	rr_AnnualReturn2010	10.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
1-yr	rr_AverageAnnualReturnYear01	5.54%
5-yr	rr_AverageAnnualReturnYear05	(0.15%)
Lifetime	rr_AverageAnnualReturnSinceInception	0.29%
Eagle Large Cap Core Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
1-yr	rr_AverageAnnualReturnYear01	5.51%
5-yr	rr_AverageAnnualReturnYear05	(0.58%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.09%)
Eagle Large Cap Core Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
1-yr	rr_AverageAnnualReturnYear01	3.64%
5-yr	rr_AverageAnnualReturnYear05	(0.29%)
Lifetime	rr_AverageAnnualReturnSinceInception	0.10%
Eagle Large Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[8]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Expenses	rr_NetExpensesOverAssets	2.21%
Year 1	rr_ExpenseExampleYear01	224
Year 3	rr_ExpenseExampleYear03	699
Year 5	rr_ExpenseExampleYear05	1,201
Year 10	rr_ExpenseExampleYear10	2,582
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
1-yr	rr_AverageAnnualReturnYear01	9.98%
5-yr	rr_AverageAnnualReturnYear05	0.01%
Lifetime	rr_AverageAnnualReturnSinceInception	0.34%
Eagle Large Cap Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[8]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Net Expenses	rr_NetExpensesOverAssets	0.96%
Year 1	rr_ExpenseExampleYear01	98
Year 3	rr_ExpenseExampleYear03	372
Year 5	rr_ExpenseExampleYear05	667
Year 10	rr_ExpenseExampleYear10	1,507
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2006
1-yr	rr_AverageAnnualReturnYear01	11.33%
Lifetime	rr_AverageAnnualReturnSinceInception	0.52%
Eagle Large Cap Core Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[8]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)
Net Expenses	rr_NetExpensesOverAssets	1.66%
Year 1	rr_ExpenseExampleYear01	169
Year 3	rr_ExpenseExampleYear03	678
Year 5	rr_ExpenseExampleYear05	1,214
Year 10	rr_ExpenseExampleYear10	2,680
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2009
1-yr	rr_AverageAnnualReturnYear01	10.54%
Lifetime	rr_AverageAnnualReturnSinceInception	9.51%
Eagle Large Cap Core Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[8]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Net Expenses	rr_NetExpensesOverAssets	0.96%
Year 1	rr_ExpenseExampleYear01	98
Year 3	rr_ExpenseExampleYear03	376
Year 5	rr_ExpenseExampleYear05	676
Year 10	rr_ExpenseExampleYear10	1,528
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
1-yr	rr_AverageAnnualReturnYear01	11.32%
Lifetime	rr_AverageAnnualReturnSinceInception	(1.91%)
Eagle Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF LARGE CAP CORE FUND | 3.1.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Large Cap Core Fund ("Large Cap Core Fund" or the "fund"), formerly known as the Core Equity Fund, seeks long-term growth through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Large Cap Core Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large U.S. companies (i.e., typically having a market capitalization over  $3 billion at the time of investment). The fund will invest in securities that the portfolio managers believe are undervalued relative to their earnings growth prospects and have the potential for growth over the intermediate- and long-term. The fund also may invest in preferred stocks and convertible securities that the portfolio managers believe may permit the fund to achieve its investment objective.

In general, the fund's portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team's investment criteria.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During performance period: Return Quarter ended Best Quarter 20.74% June 30, 2009 Worst Quarter (24.28%) December 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Large Cap Core Fund | S&P 500 Index (Lifetime period is measured from the inception date of Class A shares) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	15.06%
5-yr	rr_AverageAnnualReturnYear05	2.29%
Lifetime	rr_AverageAnnualReturnSinceInception	3.55%
Eagle Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[9]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	1.33%
Year 1	rr_ExpenseExampleYear01	604
Year 3	rr_ExpenseExampleYear03	876
Year 5	rr_ExpenseExampleYear05	1,169
Year 10	rr_ExpenseExampleYear10	2,000
Annual Return 2001	rr_AnnualReturn2001	4.20%
Annual Return 2002	rr_AnnualReturn2002	(13.11%)
Annual Return 2003	rr_AnnualReturn2003	32.03%
Annual Return 2004	rr_AnnualReturn2004	10.96%
Annual Return 2005	rr_AnnualReturn2005	7.05%
Annual Return 2006	rr_AnnualReturn2006	8.29%
Annual Return 2007	rr_AnnualReturn2007	25.55%
Annual Return 2008	rr_AnnualReturn2008	(38.91%)
Annual Return 2009	rr_AnnualReturn2009	39.80%
Annual Return 2010	rr_AnnualReturn2010	29.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 1998
1-yr	rr_AverageAnnualReturnYear01	23.79%
5-yr	rr_AverageAnnualReturnYear05	7.53%
10-yr	rr_AverageAnnualReturnYear10	7.40%
Eagle Mid Cap Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 1998
1-yr	rr_AverageAnnualReturnYear01	23.79%
5-yr	rr_AverageAnnualReturnYear05	6.35%
10-yr	rr_AverageAnnualReturnYear10	6.66%
Eagle Mid Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 1998
1-yr	rr_AverageAnnualReturnYear01	15.47%
5-yr	rr_AverageAnnualReturnYear05	6.04%
10-yr	rr_AverageAnnualReturnYear10	6.25%
Eagle Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[9]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	2.10%
Year 1	rr_ExpenseExampleYear01	213
Year 3	rr_ExpenseExampleYear03	658
Year 5	rr_ExpenseExampleYear05	1,129
Year 10	rr_ExpenseExampleYear10	2,431
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 1998
1-yr	rr_AverageAnnualReturnYear01	29.01%
5-yr	rr_AverageAnnualReturnYear05	7.76%
10-yr	rr_AverageAnnualReturnYear10	7.11%
Eagle Mid Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[9]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	0.95%
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	303
Year 5	rr_ExpenseExampleYear05	525
Year 10	rr_ExpenseExampleYear10	1,166
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 2006
1-yr	rr_AverageAnnualReturnYear01	30.47%
Lifetime	rr_AverageAnnualReturnSinceInception	10.30%
Eagle Mid Cap Growth Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[9]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses	rr_NetExpensesOverAssets	1.61%
Year 1	rr_ExpenseExampleYear01	164
Year 3	rr_ExpenseExampleYear03	508
Year 5	rr_ExpenseExampleYear05	876
Year 10	rr_ExpenseExampleYear10	1,911
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 12, 2009
1-yr	rr_AverageAnnualReturnYear01	29.65%
Lifetime	rr_AverageAnnualReturnSinceInception	36.57%
Eagle Mid Cap Growth Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[9]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Net Expenses	rr_NetExpensesOverAssets	0.95%
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	346
Year 5	rr_ExpenseExampleYear05	614
Year 10	rr_ExpenseExampleYear10	1,380
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2009
1-yr	rr_AverageAnnualReturnYear01	30.35%
Lifetime	rr_AverageAnnualReturnSinceInception	28.76%
Eagle Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF MID CAP GROWTH FUND | 3.1.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Mid Cap Growth Fund ("Mid Cap Growth Fund" or the "fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Mid Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. The fund's portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Growth Index during the most recent 12-month period. The Russell Midcap® Growth Index ranged from approximately  $140 million to  $22 billion during the 12-month period ended December 31, 2010.

The fund will invest primarily in the equity securities of companies that the portfolio managers believe have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price-to-earnings ratios. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. The portfolio managers generally do not emphasize investment in any particular investment sector or industry. The fund will generally sell when the stock has met the portfolio managers' target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund's net assets.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During 10 year period:	Return	Quarter ended

Best Quarter	36.81%	December 31, 2009

Worst Quarter	(25.72)%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Mid Cap Growth Fund | Russell Midcap Growth Index (Lifetime period is measured from the inception date of Class I shares) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	26.38%
5-yr	rr_AverageAnnualReturnYear05	4.88%
10-yr	rr_AverageAnnualReturnYear10	3.12%
Lifetime	rr_AverageAnnualReturnSinceInception	5.37%
Eagle Mid Cap Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[11]
Year 1	rr_ExpenseExampleYear01	591
Year 3	rr_ExpenseExampleYear03	838
Year 5	rr_ExpenseExampleYear05	1,103
Year 10	rr_ExpenseExampleYear10	1,860
Annual Return 2001	rr_AnnualReturn2001	19.15%
Annual Return 2002	rr_AnnualReturn2002	(18.69%)
Annual Return 2003	rr_AnnualReturn2003	24.75%
Annual Return 2004	rr_AnnualReturn2004	17.50%
Annual Return 2005	rr_AnnualReturn2005	9.25%
Annual Return 2006	rr_AnnualReturn2006	13.15%
Annual Return 2007	rr_AnnualReturn2007	13.26%
Annual Return 2008	rr_AnnualReturn2008	(37.64%)
Annual Return 2009	rr_AnnualReturn2009	31.01%
Annual Return 2010	rr_AnnualReturn2010	20.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1997
1-yr	rr_AverageAnnualReturnYear01	14.68%
5-yr	rr_AverageAnnualReturnYear05	3.73%
10-yr	rr_AverageAnnualReturnYear10	6.42%
Eagle Mid Cap Stock Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1997
1-yr	rr_AverageAnnualReturnYear01	14.68%
5-yr	rr_AverageAnnualReturnYear05	2.68%
10-yr	rr_AverageAnnualReturnYear10	5.64%
Eagle Mid Cap Stock Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1997
1-yr	rr_AverageAnnualReturnYear01	9.54%
5-yr	rr_AverageAnnualReturnYear05	2.78%
10-yr	rr_AverageAnnualReturnYear10	5.30%
Eagle Mid Cap Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[11]
Year 1	rr_ExpenseExampleYear01	196
Year 3	rr_ExpenseExampleYear03	606
Year 5	rr_ExpenseExampleYear05	1,042
Year 10	rr_ExpenseExampleYear10	2,254
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1997
1-yr	rr_AverageAnnualReturnYear01	19.47%
5-yr	rr_AverageAnnualReturnYear05	3.96%
10-yr	rr_AverageAnnualReturnYear10	6.14%
Eagle Mid Cap Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[11]
Year 1	rr_ExpenseExampleYear01	81
Year 3	rr_ExpenseExampleYear03	252
Year 5	rr_ExpenseExampleYear05	439
Year 10	rr_ExpenseExampleYear10	978
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2006
1-yr	rr_AverageAnnualReturnYear01	20.86%
Lifetime	rr_AverageAnnualReturnSinceInception	4.70%
Eagle Mid Cap Stock Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[11]
Year 1	rr_ExpenseExampleYear01	144
Year 3	rr_ExpenseExampleYear03	446
Year 5	rr_ExpenseExampleYear05	771
Year 10	rr_ExpenseExampleYear10	1,691
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 10, 2006
1-yr	rr_AverageAnnualReturnYear01	20.12%
Lifetime	rr_AverageAnnualReturnSinceInception	4.65%
Eagle Mid Cap Stock Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[11]
Year 1	rr_ExpenseExampleYear01	80
Year 3	rr_ExpenseExampleYear03	249
Year 5	rr_ExpenseExampleYear05	433
Year 10	rr_ExpenseExampleYear10	966
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2006
1-yr	rr_AverageAnnualReturnYear01	20.88%
Lifetime	rr_AverageAnnualReturnSinceInception	4.45%
Eagle Mid Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF MID CAP STOCK FUND | 3.1.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Mid Cap Stock Fund ("Mid Cap Stock Fund" or the "fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Stock Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 245% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	245.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Mid Cap Stock Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-capitalization companies. The fund's portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations that fall within the range of companies included in the Russell Midcap® Index during the most recent 12-month period. The Russell Midcap® Index ranged from approximately  $140 million to  $22 billion during the 12-month period ended December 31, 2010.

The fund will invest primarily in the stocks of companies that the portfolio managers believe may be rapidly developing their business franchises, services and products, and have above-average earnings, cash flow and/ or growth at a discount from their market value. The portfolio managers focus on common stocks of mid-capitalization companies that are believed to have sustainable advantages in their industries or sectors and fit within the portfolio management team's growth and valuation guidelines. For this purpose, stocks include common and preferred stocks, warrants or rights exercisable into common or preferred stock, and securities convertible into common or preferred stock. The fund will sell securities when they no longer meet the portfolio managers' investment criteria.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During 10 year period:	Return	Quarter ended

Best Quarter	20.74%	June 30, 2001

Worst Quarter	(22.89)%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Mid Cap Stock Fund | S&P MidCap 400 Index (Lifetime period is measured from the inception date of Class I shares) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	26.64%
5-yr	rr_AverageAnnualReturnYear05	5.73%
10-yr	rr_AverageAnnualReturnYear10	7.16%
Lifetime	rr_AverageAnnualReturnSinceInception	5.60%
Eagle Small Cap Core Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[12]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[14]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Expenses	rr_NetExpensesOverAssets	1.54%
Year 1	rr_ExpenseExampleYear01	624
Year 3	rr_ExpenseExampleYear03	972
Year 5	rr_ExpenseExampleYear05	1,344
Year 10	rr_ExpenseExampleYear10	2,385
Annual Return 2009	rr_AnnualReturn2009	32.44%
Annual Return 2010	rr_AnnualReturn2010	32.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
1-yr	rr_AverageAnnualReturnYear01	17.31%
Lifetime	rr_AverageAnnualReturnSinceInception	20.56%
Eagle Small Cap Core Value Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
1-yr	rr_AverageAnnualReturnYear01	15.59%
Lifetime	rr_AverageAnnualReturnSinceInception	19.11%
Eagle Small Cap Core Value Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
1-yr	rr_AverageAnnualReturnYear01	12.86%
Lifetime	rr_AverageAnnualReturnSinceInception	17.18%
Eagle Small Cap Core Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[14]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses	rr_NetExpensesOverAssets	2.34%
Year 1	rr_ExpenseExampleYear01	237
Year 3	rr_ExpenseExampleYear03	769
Year 5	rr_ExpenseExampleYear05	1,328
Year 10	rr_ExpenseExampleYear10	2,851
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
1-yr	rr_AverageAnnualReturnYear01	22.17%
Lifetime	rr_AverageAnnualReturnSinceInception	22.34%
Eagle Small Cap Core Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[14]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Net Expenses	rr_NetExpensesOverAssets	0.99%
Year 1	rr_ExpenseExampleYear01	101
Year 3	rr_ExpenseExampleYear03	445
Year 5	rr_ExpenseExampleYear05	813
Year 10	rr_ExpenseExampleYear10	1,849
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 9, 2009
1-yr	rr_AverageAnnualReturnYear01	23.83%
Lifetime	rr_AverageAnnualReturnSinceInception	60.21%
Eagle Small Cap Core Value Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%	[14]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)
Net Expenses	rr_NetExpensesOverAssets	1.75%
Year 1	rr_ExpenseExampleYear01	178
Year 3	rr_ExpenseExampleYear03	752
Year 5	rr_ExpenseExampleYear05	1,353
Year 10	rr_ExpenseExampleYear10	2,980
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2009
1-yr	rr_AverageAnnualReturnYear01	22.99%
Lifetime	rr_AverageAnnualReturnSinceInception	21.35%
Eagle Small Cap Core Value Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[14]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)
Net Expenses	rr_NetExpensesOverAssets	1.01%
Year 1	rr_ExpenseExampleYear01	103
Year 3	rr_ExpenseExampleYear03	532
Year 5	rr_ExpenseExampleYear05	986
Year 10	rr_ExpenseExampleYear10	2,248
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2009
1-yr	rr_AverageAnnualReturnYear01	23.86%
Lifetime	rr_AverageAnnualReturnSinceInception	22.20%
Eagle Small Cap Core Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF SMALL CAP CORE VALUE FUND | 3.1.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Small Cap Core Value Fund ("Small Cap Core Value Fund" or the "fund") seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Core Value Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Small Cap Core Value Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-capitalization companies. The fund's portfolio managers consider small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period (approximately  $5.5 billion during the 12-month period ended December 31, 2010).

The fund's portfolio managers use a core value approach to select the fund's investments. Using this investment style, the portfolio managers seek securities selling at discounts to their underlying values and then hold these securities until the market values reflect their intrinsic values. Factors that the portfolio managers look for in selecting investments include: (1) favorable expected returns relative to perceived risk; (2) management with demonstrated ability and commitment to the company; (3) above average potential for earnings and revenue growth; (4) low market valuations relative to forecasted earnings, book value, cash flow and sales; (5) turnaround potential for companies that have been through difficult periods; (6) low debt levels relative to total capitalization; and (7) strong industry fundamentals, such as increasing or sustainable demand and barriers to entry. The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money.The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund's value may be affected by market timing, especially in small-cap securities;

•

Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies;

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings; and

•	Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During performance period:	Return	Quarter ended

Best Quarter	25.26%	June 30, 2009

Worst Quarter	(16.05)%	March 31, 2009

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Small Cap Core Value Fund | Russell 2000 Index (Lifetime period is measured from the inception date of Class A shares) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	26.85%
Lifetime	rr_AverageAnnualReturnSinceInception	20.75%
Eagle Small Cap Core Value Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	26.71%	[15]
Lifetime	rr_AverageAnnualReturnSinceInception	24.25%	[15]
Eagle Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[16]
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[17]
Year 1	rr_ExpenseExampleYear01	602
Year 3	rr_ExpenseExampleYear03	870
Year 5	rr_ExpenseExampleYear05	1,159
Year 10	rr_ExpenseExampleYear10	1,979
Annual Return 2001	rr_AnnualReturn2001	12.46%
Annual Return 2002	rr_AnnualReturn2002	(19.19%)
Annual Return 2003	rr_AnnualReturn2003	40.43%
Annual Return 2004	rr_AnnualReturn2004	16.84%
Annual Return 2005	rr_AnnualReturn2005	1.43%
Annual Return 2006	rr_AnnualReturn2006	17.66%
Annual Return 2007	rr_AnnualReturn2007	7.07%
Annual Return 2008	rr_AnnualReturn2008	(36.48%)
Annual Return 2009	rr_AnnualReturn2009	34.21%
Annual Return 2010	rr_AnnualReturn2010	35.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 1993
1-yr	rr_AverageAnnualReturnYear01	28.66%
5-yr	rr_AverageAnnualReturnYear05	6.69%
10-yr	rr_AverageAnnualReturnYear10	7.65%
Eagle Small Cap Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 1993
1-yr	rr_AverageAnnualReturnYear01	28.66%
5-yr	rr_AverageAnnualReturnYear05	5.88%
10-yr	rr_AverageAnnualReturnYear10	6.99%
Eagle Small Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 1993
1-yr	rr_AverageAnnualReturnYear01	18.63%
5-yr	rr_AverageAnnualReturnYear05	5.61%
10-yr	rr_AverageAnnualReturnYear10	6.57%
Eagle Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[17]
Year 1	rr_ExpenseExampleYear01	208
Year 3	rr_ExpenseExampleYear03	643
Year 5	rr_ExpenseExampleYear05	1,103
Year 10	rr_ExpenseExampleYear10	2,379
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 1995
1-yr	rr_AverageAnnualReturnYear01	34.16%
5-yr	rr_AverageAnnualReturnYear05	6.92%
10-yr	rr_AverageAnnualReturnYear10	7.36%
Eagle Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[17]
Year 1	rr_ExpenseExampleYear01	88
Year 3	rr_ExpenseExampleYear03	274
Year 5	rr_ExpenseExampleYear05	477
Year 10	rr_ExpenseExampleYear10	1,061
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 2006
1-yr	rr_AverageAnnualReturnYear01	35.72%
Lifetime	rr_AverageAnnualReturnSinceInception	8.80%
Eagle Small Cap Growth Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[17]
Year 1	rr_ExpenseExampleYear01	158
Year 3	rr_ExpenseExampleYear03	490
Year 5	rr_ExpenseExampleYear05	845
Year 10	rr_ExpenseExampleYear10	1,845
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2006
1-yr	rr_AverageAnnualReturnYear01	34.77%
Lifetime	rr_AverageAnnualReturnSinceInception	6.96%
Eagle Small Cap Growth Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[17]
Year 1	rr_ExpenseExampleYear01	90
Year 3	rr_ExpenseExampleYear03	281
Year 5	rr_ExpenseExampleYear05	488
Year 10	rr_ExpenseExampleYear10	1,084
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2006
1-yr	rr_AverageAnnualReturnYear01	35.70%
Lifetime	rr_AverageAnnualReturnSinceInception	7.76%
Eagle Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF SMALL CAP GROWTH FUND | 3.1.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Small Cap Growth Fund ("Small Cap Growth Fund" or the "fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. The fund's portfolio manager considers small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately  $5.5 billion during the 12-month period ended December 31, 2010).

When making its investment decisions, the portfolio manager generally focuses on investing in the securities of companies that the portfolio manager believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The fund will sell securities when they no longer meet the portfolio managers' investment criteria.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Market timing risk arises because a fund's value may be affected by market timing, especially in small-cap securities;

•	Small- and mid-cap company risk arises because small-and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During 10 year period:	Return	Quarter ended
Best Quarter	20.45%	June 30, 2003

Worst Quarter	(27.14)%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Eagle Small Cap Growth Fund | Russell 2000 Growth Index (Lifetime period is measured from the inception date of Class I shares) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	29.09%
5-yr	rr_AverageAnnualReturnYear05	5.30%
10-yr	rr_AverageAnnualReturnYear10	3.78%
Lifetime	rr_AverageAnnualReturnSinceInception	5.84%

[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[2]	Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds
[3]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.75%, Class C - 2.55%, Class I – 1.15%, Class R-3 - 1.75%, and Class R-5 - 1.15%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.
[4]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[5]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/ or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 0.85%, Class C - 1.65%, Class I - 0.60%, Class R-3 - 1.15%, and Class R-5 -0.60%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The fund's Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.
[6]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[7]	Acquired fund fees and expenses, which are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[8]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.40%, Class C - 2.20%, Class I - 0.95%, Class R-3 - 1.65%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.
[9]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.
[10]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[11]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.
[12]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[13]	Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[14]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.
[15]	Effective January 1, 2011, the fund added a secondary performance benchmark index, the Russell 2500®.
[16]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[17]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.